Financial Risk Management (Details) - Schedule of Foreign Currencies Denominated Balances (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
USD [Member]
Disclosure of summarised financial information about foreign operation [line items]
Profit or loss (after tax), percentage	1.00%	4.00%
EUR [Member]
Disclosure of summarised financial information about foreign operation [line items]
Profit or loss (after tax), percentage	1.00%	7.00%